Shareholder Report, Holdings (Details) - C000251574	Dec. 31, 2024
FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	9.50%
FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	9.40%
FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	9.10%
FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	8.50%
FR_874039100
Holdings [Line Items]
Percent of Net Asset Value	5.20%
FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	4.90%
FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.50%
FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	2.60%
FR_007903107
Holdings [Line Items]
Percent of Net Asset Value	2.40%
FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Consumer Electronics
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Digital Systems
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Infrastructure And Developer Tool Software
Holdings [Line Items]
Percent of Net Asset Value	9.20%
U.S. Internet Retail
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Payments
Holdings [Line Items]
Percent of Net Asset Value	8.20%
U.S. Internet Media/Advertising
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Processors
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Foundry
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Semiconductor Capital Equipment
Holdings [Line Items]
Percent of Net Asset Value	4.70%